Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment

Premises and equipment consist of the following:

		December 31,
(Dollars in thousands)	Estimated Useful Lives	2016	2015
Land		$1,798	$1,798
Building	40 years	8,083	8,083
Leasehold improvements	3 - 10 years	5,864	5,762
Furniture, fixtures and equipment	3 – 15 years	4,897	4,542
		20,642	20,185
Less: Accumulated depreciation		(9,969)	(9,076)
		$10,673	$11,109

Depreciation expense was $893,000 and $1.0 million for the years ended December 31, 2016 and 2015, respectively.